Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and accrued liabilities
Accounts payable and accrued liabilities were comprised as follows:

	December 31, 2018			December 31, 2017
	Insurance and reinsurance companies	Non-insurance companies	Total	Insurance and reinsurance companies	Non-insurance companies	Total
Other reporting segment payables related to cost of sales	—	616.8	616.8	—	530.8	530.8
Payable to reinsurers	576.4	—	576.4	428.2	—	428.2
Salaries and employee benefit liabilities	315.1	61.2	376.3	296.8	77.3	374.1
Deferred gift card, hospitality and other revenue	24.7	336.4	361.1	27.3	294.7	322.0
Amounts withheld and accrued taxes	269.8	29.5	299.3	205.2	43.4	248.6
Ceded deferred premium acquisition costs	254.8	—	254.8	161.4	—	161.4
Pension and post retirement liabilities (note 21)	232.0	21.1	253.1	227.1	23.7	250.8
Accrued rent, storage and facilities costs	26.9	159.6	186.5	33.1	59.7	92.8
Amounts payable to agents and brokers	93.8	—	93.8	90.4	0.1	90.5
Accrued commissions	86.8	0.5	87.3	79.8	0.4	80.2
Accrued premium taxes	74.6	—	74.6	66.6	—	66.6
Accrued legal and professional fees	61.1	10.7	71.8	37.7	10.7	48.4
Accrued interest expense	63.2	3.0	66.2	48.0	3.4	51.4
Amounts payable for securities purchased but not yet settled	19.2	29.8	49.0	18.2	—	18.2
Administrative and other	675.6	226.1	901.7	621.7	243.8	865.5
	2,774.0	1,494.7	4,268.7	2,341.5	1,288.0	3,629.5

Current	1,866.1	1,156.4	3,022.5	1,429.7	1,019.7	2,449.4
Non-current	907.9	338.3	1,246.2	911.8	268.3	1,180.1
	2,774.0	1,494.7	4,268.7	2,341.5	1,288.0	3,629.5